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                      SALOMON BROTHERS INVESTMENT SERIES
                             7 World Trade Center
                           New York, New York 10048
                                (888) 777-0102

                        Supplement dated July 13, 1999
                    to the Prospectus dated April 30, 1999

  The following amends and supersedes information in the Prospectus under the heading "Management".

  The day to day operation of the Asia Growth Fund is managed by a team of individuals employed by Salomon Brothers Asia Pacific Limited, the fund's subadviser.